Income Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

11.	INCOME TAXES

a)	Corporate Income Taxes

Under the current laws of the British Virgin Islands ("BVI"), the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no BVI withholding tax is imposed. The Company's subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the year ended March 31, 2019 and 2018. The Company's subsidiaries and VIE incorporated in China were subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25% for the year ended March 31, 2019 and 2018, except for Taizhou Suxuantang where the applicable income tax rate is 15% for the year ended March 31, 2019 since it was qualified as a high-technology company in January 1, 2018. In addition the Company is allowed to deduct additional 75% of its research and development expenses against it pre-tax income as a high-technology company.

For the year ended March 31, 2019 and 2018, income tax expenses consisted of the following:

	Years Ended March 31,
	2019	2018	2017

Current income tax expense	$259,955	$445,954	$395,049
Deferred income tax expense	(7,723)	(5,851)
Total income tax expense	$252,232	$440,103	$395,049

The following is a reconciliation of the Company's total income tax expense to the amount computed by applying the PRC statutory income tax rate of 15%, 25% and 25% to its income from operations before income taxes for the year ended March 31, 2019, 2018 and 2017, respectively.

	Years Ended March 31,
	2019	2018	2017

Income before income taxes	$1,791,459	$1,627,684	$1,580,195

Income tax expense at the PRC statutory rate	268,719	406,921	395,049
Non-deductible expenses	20,334	39,033
Deductible research and development expenses	(29,098)
Deferred tax expense	(7,723)	(5,851)
	$252,232	$440,103	$395,049

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the year ended March 31, 2019, 2018 and 2017 the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its asset for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.

b)	Deferred Tax Assets

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company's deferred income tax assets and liabilities consist of follows:

	Years ended March 31,
	2019	2018

Impairment provision for inventory	$3,466	$6,174
Allowance for doubtful account	10,038
	$13,504	$6,174

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended March 31, 2019 and 2018, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its asset for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.